BLACKROCK ETF TRUST

iShares Defense Industrials Active ETF

(the “Fund”)

Supplement dated June 8, 2026 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated May 13, 2025, as supplemented to date

The Board of Trustees of BlackRock ETF Trust approved a change in the name of the Fund to “iShares Defense Industrials and Tech Active ETF” and certain changes to the Fund’s investment strategy. These changes are expected to become effective on or about August 28, 2026.

Accordingly, effective on or about August 28, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

iShares Defense Industrials Active ETF is renamed iShares Defense Industrials and Tech Active ETF. All references to the Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI are replaced with references to the Fund’s new name.

The section of the Summary Prospectus entitled “Principal Investment Strategies” and the section of the Prospectus entitled “Fund Overview – Principal Investment Strategies” are each deleted in their entirety and replaced with the following:

The Fund seeks to maximize total return by investing in companies that Fund management believes are well-positioned to benefit from increased global defense and security spending. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval.

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non-U.S. defense and related industrials companies and technology companies and in derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

The defense and related industrials companies in which the Fund may invest include those in aerospace & defense, construction & engineering, machinery, professional services, electrical equipment, industrial conglomerates, commercial services & supplies, and any other industry classified in the industrials sector by any third-party classification system.

The technology companies in which the Fund may invest include those in technology hardware and equipment, software and services, and semiconductors and semiconductor equipment, and any other industry classified in the information technology sector by any third-party classification system.

Because the Fund’s 80% policy is measured in aggregate across defense and related industrials companies and technology companies, at any given time the Fund may have less than 80% of its net assets invested in either defense and related industrials or technology companies. However, the Fund intends to maintain at least 50% of its net assets in companies classified as being in the aerospace and defense industry.

To construct the investment universe, Fund management considers companies to be related to defense where such companies are estimated to derive a certain amount of revenue from defense activities, have a certain market share in defense activities, or satisfy other relevant thresholds for defense activities (for example, levels of production of an essential component in defense-related equipment). For purposes of this assessment, defense activities include, but are not limited to, the production of defense-related equipment and capital goods, the provision of technological solutions or consulting services for a military or national security purpose, the provision of logistics and planning services for military entities, the operation of manufacturing or materials production capabilities that ensure the security of the defense-related supply chain, and operating services or producing equipment that provide defense-related capabilities in space. Fund management relies on, among other things, third-party classification systems and custom third-party thematic indices for application of the relevant revenue thresholds. The related industrials companies in which the Fund invests may have significant exposure to non-defense industries.

Within the investment universe, Fund management leverages fundamental country-, industry-, and company-level research in order to select companies relevant to the defense theme that Fund management believes are well- positioned to benefit from increased global defense and security spending. Fund management also applies large language modelling techniques on public data, such as company filings and news reports, in order to identify companies that are exposed to the defense theme, but the output of this analysis is not used in application of the Fund’s 80% policy.

The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets. The Fund may invest in foreign securities, including emerging markets securities, without limit. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may also purchase convertible securities. The Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (including total return swaps, some of which may be known as contracts for difference) (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

The Fund will concentrate its investments in companies operating in one or more industries within the industrials group of industries, in aggregate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The section of the Summary Prospectus entitled “Summary of Principal Risks” and the section of the Prospectus entitled “Fund Overview – Summary of Principal Risks” are each amended to add the following risks:

Information Technology Sector Risk — IT companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the IT sector may face increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Technology Securities Risk — Certain technology-related companies may face special risks that their products or services may not prove to be commercially successful. Technology-related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain technology-related companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

The section of the Prospectus entitled “More Information About the Fund – Additional Information on Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to maximize total return by investing in companies that Fund management believes are well-positioned to benefit from increased global defense and security spending. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval.

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non-U.S. defense and related industrials companies and technology companies and in derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

The defense and related industrials companies in which the Fund may invest include those in aerospace & defense, construction & engineering, machinery, professional services, electrical equipment, industrial conglomerates, commercial services & supplies, and any other industry classified in the industrials sector by any third-party classification system.

The technology companies in which the Fund may invest include those in technology hardware and equipment, software and services, and semiconductors and semiconductor equipment, and any other industry classified in the information technology sector by any third-party classification system.

Because the Fund’s 80% policy is measured in aggregate across defense and related industrials companies and technology companies, at any given time the Fund may have less than 80% of its net assets invested in either defense and related industrials or technology companies. However, the Fund intends to maintain at least 50% of its net assets in companies classified as being in the aerospace and defense industry.

To construct the investment universe, Fund management considers companies to be related to defense where such companies are estimated to derive a certain amount of revenue from defense activities, have a certain market share in defense activities, or satisfy other relevant thresholds for defense activities (for example, levels of production of an essential component in defense-related equipment). For purposes of this assessment, defense activities include, but are not limited to, the production of defense-related equipment and capital goods, the provision of technological solutions or consulting services for a military or national security purpose, the provision of logistics and planning services for military entities, the operation of manufacturing or materials production capabilities that ensure the security of the defense-related supply chain, and operating services or producing equipment that provide defense-related capabilities in space. Fund management relies on, among other things, third-party classification systems and custom third-party thematic indices for application of the relevant revenue thresholds. The related industrials companies in which the Fund invests may have significant exposure to non-defense industries.

Within the investment universe, Fund management leverages fundamental country-, industry-, and company-level research in order to select companies relevant to the defense theme that Fund management believes are well- positioned to benefit from increased global defense and security spending. Fund management also applies large language modelling techniques on public data, such as company filings and news reports, in order to identify companies that are exposed to the defense theme, but the output of this analysis is not used in application of the Fund’s 80% policy.

The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets. The Fund may invest in foreign securities, including emerging markets securities, without limit. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may also purchase convertible securities. The Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (including total return swaps, some of which may be known as contracts for difference) (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

The Fund will concentrate its investments in companies operating in one or more industries within the industrials group of industries, in aggregate.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to include the following:

Information Technology Sector Risk — IT companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, IT companies may have limited product lines, markets, financial resources or personnel. The products of IT companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the IT sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the IT sector may face increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Technology Securities Risk — Certain technology-related companies may face special risks that their products or services may not prove to be commercially successful. Technology-related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain technology-related companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

The section of the Summary Prospectus entitled “Management – Portfolio Managers” and the section of the Prospectus entitled “Fund Overview – Management – Portfolio Managers” are each deleted in their entirety and replaced with the following:

Portfolio Managers. Simon Wan, Lucy Parker, Yasmin Meissner, and Mihail Calinescu (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. Simon Wan, Lucy Parker and Yasmin Meissner have been Portfolio Managers of the Fund since May 2025. Mihail Calinescu has been a Portfolio Manager of the Fund since August 2026.

The section of the Prospectus entitled “Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers. Simon Wan, Lucy Parker, Yasmin Meissner, and Mihail Calinescu are jointly and primarily responsible for the day-to-day management of the Fund.

Simon Wan has been with BlackRock since 2016. Simon Wan has been employed by BFA or its affiliates as a portfolio manager since 2019 and has been a Portfolio Manager of the Fund since May 2025.

Lucy Parker has been with BlackRock since 2020. Lucy Parker has been employed by BFA or its affiliates as a portfolio manager since 2024 and has been a Portfolio Manager of the Fund since May 2025.

Yasmin Meissner has been with BlackRock since 2013. Yasmin Meissner has been employed by BFA or its affiliates as a portfolio manager since 2017 and has been a Portfolio Manager of the Fund since May 2025.

Mihail Calinescu has been with BlackRock since 2011. Mihail Calinescu has been employed by BFA or its affiliates as a portfolio manager since 2024 and has been a Portfolio Manager of the Fund since August 2026.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Fund.

The first paragraph in the section of the SAI entitled “Investment Policies – Non-Fundamental Investment Policies” is deleted in its entirety and replaced with the following:

The Fund has adopted a non-fundamental investment policy, in accordance with Rule 35d-1 under the 1940 Act, to invest, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non-U.S. defense and related industrials companies and technology companies and in derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund also has adopted a policy to provide its shareholders with at least 60 days’ notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Shareholders should retain this Supplement for future reference.

PR2SAI-IDEF-0626SUP

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